Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000924727_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 1, 2013 TO PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2012

First Pacific Advisors, LLC, the adviser to the FPA Funds Trust’s FPA International Value Fund (“Fund”), has agreed contractually to lower the current expense limit applicable to the Fund so that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will be 1.32% of average net assets effective February 1, 2013, through June 30, 2015.

Risk/Return [Heading]	rr_RiskReturnHeading	FPA International Value Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The Section in the Fund’s Prospectus entitled, “Annual Fund Operating Expenses (expenses that are deducted from Fund assets)” is revised as follows:
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-06-30
FPA International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.32%	[1]

[1]	First Pacific Advisors, LLC (the "Adviser") has contractually agreed to waive a portion of the advisory fees and/or reimburse a portion of the FPA International Value Fund's operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) effective February 1, 2013, through June 30, 2015 to ensure that the Total Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will not exceed 1.32%. This agreement may only be terminated earlier by the Fund's Board or upon termination of the Fund's investment advisory agreement.